Investments	12 Months Ended
Mar. 31, 2024
Investments
3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2023 and 2024 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
2023

Available-for-sale securities:
Debt securities:
Japanese government bonds	16,483,722	3,067	37,496	16,449,293
Japanese local government bonds	560,093	198	5,628	554,663
U.S. Treasury bonds and federal agency securities	382,990	—	7,289	375,701
Other foreign government bonds	1,309,473	661	2,261	1,307,873
Agency mortgage-backed securities (1)	532,364	1,140	11,307	522,197
Residential mortgage-backed securities	48,257	71	866	47,462
Commercial mortgage-backed securities	856,708	5,157	451	861,414
Japanese corporate bonds and other debt securities	2,100,733	13,024	4,538	2,109,219
Foreign corporate bonds and other debt securities (2)	1,005,209	2,319	1,581	1,005,947

Total	23,279,549	25,637	71,417	23,233,769

Held-to-maturity securities:
Debt securities:
Japanese government bonds	799,305	2,171	1,028	800,448
Agency mortgage-backed securities (3)	1,250,802	403	136,545	1,114,660

Total	2,050,107	2,574	137,573	1,915,108

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
2024
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,968,212	9,137	2,956	10,974,393
Japanese local government bonds	591,218	95	7,574	583,739
U.S. Treasury bonds and federal agency securities	147,186	118	252	147,052
Other foreign government bonds	2,044,611	1,739	1,755	2,044,595
Agency mortgage-backed securities (1)	495,057	140	18,225	476,972
Residential mortgage-backed securities	32,120	30	767	31,383
Commercial mortgage-backed securities	800,224	4,787	789	804,222
Japanese corporate bonds and other debt securities	1,817,009	21,958	5,909	1,833,057
Foreign corporate bonds and other debt securities (2)	816,421	1,713	214	817,921

Total	17,712,059	39,718	38,442	17,713,335

Held-to-maturity securities:
Debt securities:
Japanese government bonds	519,397	208	7,585	512,020
Agency mortgage-backed securities (3)	3,528,150	9,213	186,460	3,350,904

Total	4,047,547	9,421	194,044	3,862,924

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥522,166 million and ¥31 million, respectively, at March 31, 2023, and ¥476,947 million and ¥26 million, respectively, at March 31, 2024. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥330,365 million at March 31, 2023, and ¥209,956 million at March 31, 2024.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2023 and 2024.
(5)	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥5,637 million at March 31, 2023, and ¥15,708 million at March 31, 2024 and included in Accrued income.

Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2024 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,565,041	11,922	391,249	—	10,968,212
Japanese local government bonds	72,554	220,432	288,731	9,501	591,218
U.S. Treasury bonds and federal agency securities	147,186	—	—	—	147,186
Other foreign government bonds	1,513,211	526,826	3,293	1,281	2,044,611
Agency mortgage-backed securities	—	—	912	494,145	495,057
Residential mortgage-backed securities	—	—	—	32,120	32,120
Commercial mortgage-backed securities	12,480	545,950	241,794	—	800,224
Japanese corporate bonds and other debt securities	270,114	1,011,897	205,192	329,806	1,817,009
Foreign corporate bonds and other debt securities	463,244	240,076	92,781	20,320	816,421

Total	13,043,830	2,557,103	1,223,953	887,173	17,712,059

Held-to-maturity securities:
Debt securities:
Japanese government bonds	100,005	179,850	239,542	—	519,397
Agency mortgage-backed securities	—	—	—	3,528,150	3,528,150

Total	100,005	179,850	239,542	3,528,150	4,047,547

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,562,258	11,912	400,223	—	10,974,393
Japanese local government bonds	72,521	219,353	282,856	9,009	583,739
U.S. Treasury bonds and federal agency securities	147,052	—	—	—	147,052
Other foreign government bonds	1,512,511	527,510	3,294	1,281	2,044,595
Agency mortgage-backed securities	—	—	904	476,068	476,972
Residential mortgage-backed securities	—	—	—	31,383	31,383
Commercial mortgage-backed securities	12,485	547,001	244,736	—	804,222
Japanese corporate bonds and other debt securities	270,031	1,009,579	203,358	350,089	1,833,057
Foreign corporate bonds and other debt securities	463,311	240,935	92,929	20,746	817,921

Total	13,040,169	2,556,290	1,228,299	888,577	17,713,335

Held-to-maturity securities:
Debt securities:
Japanese government bonds	100,213	178,440	233,367	—	512,020
Agency mortgage-backed securities	—	—	—	3,350,904	3,350,904

Total	100,213	178,440	233,367	3,350,904	3,862,924

Credit losses
The MHFG Group recognized allowance for credit losses on
available-for-sale
securities, of which the amount was ¥14 billion at April 1, 2021 and increased by ¥20 billion from April 1, 2021 to ¥34 billion as of March 31, 2022. The increase was due mainly to an increase in credit losses for certain Japanese corporate bonds and other debt securities. The Group did not recognize allowance for credit losses on available-for-sale
securities as of March 31, 2023, a decrease by ¥34 billion from March 31, 2022. The decrease was due to a sale of certain Japanese corporate bonds and other debt securities during the period. The Group did not recognize allowance for credit losses on available-for-sale
securities on March 31, 2023 and 2024. The Group did not
recognize allowance for credit losses on
held-to-maturity
securities on March 31, 2022, 2023 and 2024 because
held-to-maturity
securities consist of Japanese government bonds and agency mortgage-backed securities like Ginnie Mae securities. See Note 1 “Basis of presentation and summary of significant accounting policies” for further details of the methodology used to determine the allowance for credit losses.
Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2023 and 2024:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2023
Available-for-sale securities:
Debt securities:
Japanese government bonds	3,706,134	11,369	1,419,222	26,127	5,125,356	37,496
Japanese local government bonds	146,484	1,596	322,224	4,032	468,708	5,628
U.S. Treasury bonds and federal agency securities	65,288	765	293,149	6,524	358,437	7,289
Other foreign government bonds	475,493	674	250,130	1,587	725,623	2,261
Agency mortgage-backed securities (Note)	142,776	2,361	238,858	8,946	381,634	11,307
Residential mortgage-backed securities	16,230	265	22,017	601	38,247	866
Commercial mortgage-backed securities.	105,346	304	43,653	147	148,999	451
Japanese corporate bonds and other debt securities	1,177,725	3,775	635,289	763	1,813,014	4,538
Foreign corporate bonds and other debt securities	434,339	1,279	68,959	302	503,298	1,581

Total	6,269,815	22,388	3,293,501	49,029	9,563,316	71,417

2024
Available-for-sale securities:
Debt securities:
Japanese government bonds	9,019,722	2,448	675,435	508	9,695,157	2,956
Japanese local government bonds	108,071	369	456,471	7,205	564,542	7,574
U.S. Treasury bonds and federal agency securities	113,185	252	—	—	113,185	252
Other foreign government bonds	865,375	1,196	107,238	559	972,613	1,755
Agency mortgage-backed securities (Note)	130,779	1,125	307,777	17,100	438,556	18,225
Residential mortgage-backed securities	645	—	25,220	766	25,865	767
Commercial mortgage-backed securities.	18,594	214	138,724	576	157,318	789
Japanese corporate bonds and other debt securities	314,933	893	1,217,858	5,016	1,532,791	5,909
Foreign corporate bonds and other debt securities	203,248	166	24,902	48	228,150	214

Total	10,774,551	6,663	2,953,626	31,779	13,728,177	38,442

Note:
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥381,634 million at March 31, 2023, and ¥438,556 million at March 31, 2024. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Available-for-sale
securities are considered impaired if the fair value is less than the amortized cost. The MHFG Group recognizes impairment losses in earnings if the Group has the intent to sell the debt security, or if it is more likely than not that the Group will be required to sell the debt security before recovery of its amortized cost. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases are expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses have been recognized in income, the Group determined that their entire amortized cost bases are expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses have been recognized in income, the Group determined that the debt securities in an unrealized loss position were not considered credit losses.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the fiscal years ended March 31, 2022, 2023 and 2024. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2022, 2023 and 2024” for the proceeds from sales of investments.

	2022	2023	2024

	(in millions of yen)
Gross realized gains	12,540	22,962	34,287
Gross realized losses	(40,077)	(23,593)	(51,384)

Net realized gains (losses) on sales of available-for-sale securities	(27,537)	(631)	(17,097)

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities which are measured based on the net asset value per share (or its equivalent) consist of private equity and real estate funds. Equity securities without readily determinable fair values include non-marketable
stock including preferred stock issued by equity method investees.

Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024

	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	(60,563)	135,601	1,010,288
Less: Net gains (losses) recognized during the period on equity securities sold during the period	17,000	29,561	235,564

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	(77,563)	106,040	774,724

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2022, 2023 and 2024:

	2022	2023	2024

	(in millions of yen)
Carrying amounts at the end of the period	207,407	207,743	357,938
Downward adjustments and impairments	6,519	5,345	11,002
Upward adjustments	11,623	13,015	13,764
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	2022	2023	2024

	(in millions of yen)
Downward adjustments and impairments	2,626	1,291	7,296
Upward adjustments	2,459	1,459	825
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.

Other investments
The following table summarizes the composition of Other investments at March 31, 2023 and 2024:

	2023	2024
	(in millions of yen)
Equity method investments	598,772	799,527
Investments held by consolidated investment companies and other	68,429	84,969

Total	667,201	884,496

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥268,736 million and ¥316,205 million, at March 31, 2023 and 2024, respectively. The aggregate market values of these marketable equity securities were ¥503,171 million and ¥642,663 million, respectively. The majority of aggregate market values of these marketable equity securities as of March 31, 2024 include Orient Corporation, Joint Stock Commercial Bank for Foreign Trade of Vietnam and Mizuho Leasing Company, Limited of which the MHFG Group’s proportionate share of the total outstanding common stock were 49.00%, 15.00% and 23.54%, respectively. In addition, equity method investments as of March 31, 2024 include non-marketable
equity securities such as Matthews International Capital Management, LLC, Custody Bank of Japan, Ltd., Rakuten Securities, Inc. and Kisetsu Saison Finance (India) Private Ltd. of which the MHFG Group’s proportionate share of the total outstanding common stock were 18.10%, 27.00%, 49.00% and 16.25%, respectively.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.